Schedule of Outstanding Interest Rate Contracts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 28, 2012		Jan. 29, 2011
Interest Rate Swaps | Three Months Euribor Float To Fixed One [Member]
Derivative Instruments [Line Items]
Effective Date	February 2006
Maturity Date	February 2013
Notional amount	$ 81		$ 84
Interest Rate Swaps | Three Months Euribor Float To Fixed Two [Member]
Derivative Instruments [Line Items]
Effective Date	February 2006
Maturity Date	February 2013
Notional amount	168		175
Interest Rate Swaps | Three Months Gbp Libor Float To Fixed Not Designated [Member]
Derivative Instruments [Line Items]
Effective Date	February 2006
Maturity Date	April 2013
Notional amount	92		94
Interest Rate Swaps | 3 Month GBP LIBOR Float to Fixed Designated
Derivative Instruments [Line Items]
Effective Date	April 2007	[1]
Maturity Date	April 2013	[1]
Notional amount	3	[1]	3	[1]
Interest Rate Swaps | 3 Month USD LIBOR Fixed to Float
Derivative Instruments [Line Items]
Effective Date	September 2010	[1]
Maturity Date	September 2016	[1]
Notional amount	350	[1]	350	[1]
Interest Rate Swaps | 6 Month JPY TIBOR Float to Fixed
Derivative Instruments [Line Items]
Effective Date	January 2011	[1]
Maturity Date	January 2016	[1]
Notional amount	128	[1]	140	[1]
Interest Rate Caps | 1 Month USD LIBOR Designated
Derivative Instruments [Line Items]
Effective Date	January 2011	[1]
Maturity Date	April 2015	[1]
Notional amount	500	[1]	500	[1]
Interest Rate Caps | 1 Month USD LIBOR Not Designated 2011
Derivative Instruments [Line Items]
Effective Date	January 2011
Maturity Date	April 2015
Notional amount	500		500
Interest Rate Caps | 1 Month USD LIBOR Not Designated 2012
Derivative Instruments [Line Items]
Effective Date	January 2012
Maturity Date	April 2015
Notional amount	500		500
Interest Rate Caps | One Months Usd Libor Dedesignated [Member]
Derivative Instruments [Line Items]
Effective Date	January 2012	[2]
Maturity Date	April 2015	[2]
Notional amount	500	[2]	500	[2]
Interest Rate Caps | One Month Usd Libor Not Designated Twenty Fourteen [Member]
Derivative Instruments [Line Items]
Effective Date	January 2014
Maturity Date	April 2015
Notional amount	$ 311		$ 311

[1]	As of January 28, 2012, these derivatives were designated for hedge accounting.
[2]	The Company de-designated a portion of this interest rate cap in fiscal 2010. As of January 28, 2012, 40% of the $500 million interest rate cap is designated as a cash flow hedge.